Notes and Advances Payable Disclosure: Schedule of Short-term Loans and Advances Outstanding (Details) - USD ($)	Nov. 30, 2020	May 31, 2020	May 31, 2019
Principal outstanding	$ 615,482	$ 486,280	$ 491,140
Accrued interest/accretion	30,691	16,157	20,614
Notes and advances payable	646,173	502,437	511,754
Short-term Loan 1
Principal outstanding	$ 327,650	$ 327,650	$ 29,065
Effective interest rate	6.00%	6.00%	6.00%
Accrued interest/accretion	$ 21,039	$ 10,731	$ 1,613
Notes and advances payable	348,689	338,381	30,678
Short-term Loan 2
Principal outstanding	$ 141,065	$ 28,630	$ 114,027
Effective interest rate	6.00%	6.00%	0.00%
Accrued interest/accretion	$ 5,942	$ 3,464	$ 12,533
Notes and advances payable	147,007	32,094	126,560
Short-term Loan 3
Principal outstanding	$ 7,045	$ 6,625	$ 275,000
Effective interest rate	6.00%	6.00%	6.00%
Accrued interest/accretion	$ 552	$ 308	$ 6,468
Notes and advances payable	7,597	6,933	281,468
Short-term Loan 4
Principal outstanding	$ 35,606	$ 35,606
Effective interest rate	6.00%	6.00%
Accrued interest/accretion	$ 2,789	$ 1,654
Notes and advances payable	38,395	37,260
Short-term Loan 5
Principal outstanding	$ 15,426	$ 87,769	$ 73,048
Effective interest rate	6.00%	0.00%	0.00%
Accrued interest/accretion	$ 369	$ 0
Notes and advances payable	15,795	$ 87,769	$ 73,048
Short-term Loan 6
Principal outstanding	$ 40,440
Effective interest rate	0.00%
Accrued interest/accretion	$ 0
Notes and advances payable	40,440
Short-term Loan 7
Principal outstanding	$ 48,250
Effective interest rate	0.00%
Accrued interest/accretion	$ 0
Notes and advances payable	$ 48,250